Property and Equipment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Property and Equipment [Abstract]
Depreciation expense	$ 3,700	$ 6,596	$ 9,340	$ 12,174	$ 24,356	$ 22,176